Summary of Significant Accounting Policies (Acquired Intangible Assets, Net and Goodwill) (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Book value of acquired intangible assets	$ 0	$ 0
Impairment of goodwill	$ 0	$ 6,232,770	$ 0